Shareholders' equity - Standby Equity Purchase Agreement (Details) $ in Millions	1 Months Ended
Jul. 31, 2025 USD ($)
Shareholders' equity
SEPA commitment capacity	$ 100.0
SEPA Duration	36 months
SEPA Ownership cap	4.99%
SEPA Issuance cap	19.99%
SEPA Commitment Fee	$ 1.0
Minimum
Shareholders' equity
SEPA discount range	96.00%
Maximum
Shareholders' equity
SEPA discount range	97.00%